UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    12/31/99

Check here if Amendment [ ]; Amendment Number:_____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        KPM Investment Management, Inc.
Address:     10250 Regency Circle
             Omaha, NE  68114

Form 13F File Number: 28-04757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Name:   Rodney D. Cerny
Title:  President and Chief Investment Officer
Phone:  (402) 392-7971

Signature, Place, and Date of Signing:

/s/ Rodney D. Cerny                 Omaha, NE                     02/11/00
--------------------              --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   67

Form 13F Information Table Value Total:  309,069


List of Other Included Managers:  None

                        KPM Investment Management, Inc.
                                    FORM 13F
                               December 31, 1999

                                                                                                 Voting Authority
                                                      Value Shares/Sh/Put/   Invstmt   Other     -----------------
       Name of Issuer    Title of class     CUSIP  (x$16OO) Prn AmtPrn Call  Dscretn  Managers  Sole  Shared  None
      ---------------    --------------    -------- ------  ------ --- ---   -------  --------  ----  ------  ----
AT&T Corp                   COM            001957109   9615 189220 SH         Sole              189220
Abbott Laboratories         COM            002824100   7176 197630 SH         Sole              197630
Air Express International   COM            009104100   4970 153800 SH         Sole              153800
Allstate Corp               COM            020002101   6638 275863 SH         Sole              275863
Alltel Corp                 COM            020039103    456   5520 SH         Sole                5520
American First Mortgage Inv COM            023934102     60  13061 SH         Sole               13061
American STS Water          COM            842502106    486  13500 SH         Sole               13500
Anheuser-Busch Cos          COM            035229103   6134  86550 SH         Sole               86550
Arthur J Gallagher          COM            363576109   8121 125426 SH         Sole              125426
Arts Way Manufacturing Inc  COM            043168103    124  34312 SH         Sole               34312
Atlantic Richfield Co       COM            048825103  11543 133450 SH         Sole              133450
Berkshire Hathaway 'A'      COM            084670108   8527    152 SH         Sole                 152
Berkshire Hathaway 'B'      COM            084670207   3406   1861 SH         Sole                1861
Bristol-Myers Squibb        COM            110122108    334   5200 SH         Sole                5200
Duff& Phelps Credit Rating  COM            26432fl09    347   3900 SH         Sole                3900
Dun & Bradstreet            COM            26483b106   7856 266290 SH         Sole              266290
Electronic Data Systems     COM            285663104  12459 186125 SH         Sole              186125
Emerson Electric Co         COM            291011104   8404 146475 SH         Sole              146475
Exxon Mobil Corp            COM            302290101   2472  30685 SH         Sole               30685
FiberMark Inc               COM            315646109   2011 171175 SH         Sole              171175
First Data Corp             COM            319963104   6997 141900 SH         Sole              141900
First Natl Neb Inc          COM            335720108    240    100 SH         Sole                 100
Freddie Mac                 COM            313400301  11929 253474 SH         Sole              253474
Gannett Company Inc         COM            364730101   2202  27000 SH         Sole               27000
Gartner Group Cl A          COM            366651107   6037 395850 SH         Sole              395850
General Electric Co         COM            369604103    637   4116 SH         Sole                4116
Hanna (M.A.) Co             COM            410522106    121  11025 SH         Sole               11025
Hickory Tech Corp.          COM            429060106    160  10700 SH         Sole               10700
Honeywell International     COM            438516106   8201 142170 SH         Sole              142170
IKON Office Solutions       COM            451713101    535  78600 SH         Sole               78600
IMS Health Inc.             COM            449934108   2171  79850 SH         Sole               79850
Intervoice Inc              COM            461142101   2102  90400 SH         Sole               90400
J.P. Morgan & Company, Inc  COM            616880100    423   3338 SH         Sole                3338
Johnson & Johnson           COM            478160104   8477  90905 SH         Sole               90905
Kimberly-Clark Corp         COM            494368103  12265 187425 SH         Sole              187425
Leggeff & Platt Inc         COM            524660107   2818 131450 SH         Sole              131450
MBIA Inc                    COM            55262C100   1425  26990 SH         Sole               26990
MCI WorldCom Inc            COM            55268b106   5492 103492 SH         Sole              103492
Mattel Inc.                 COM            577081102   2940 223975 SH         Sole              223975
McDonald's Corp             COM            580135101   5553 137750 SH         Sole              137750
MidAmerican Energy Holdings COM            59562v107   9940 295075 SH         Sole              295075
Montana Power Co            COM            612085100   4933 136800 SH         Sole              136800
Motorcar Parts & Acces      COM            620071100    198 187000 SH         Sole              187000

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
                        KPM Investment Management, Inc.
                                    FORM 13F
                               December 31, 1999
                                                                                                 Voting Authority
                                                      Value Shares/Sh/Put/   Invstmt   Other     -----------------
       Name of Issuer    Title of class     CUSIP  (x$16OO) Prn AmtPrn Call  Dscretn  Managers  Sole  Shared  None
      ---------------    --------------    -------- ------  ------ --- ---   -------  --------  ----  ------  ----
Nike, Inc                   COM            654106103  8634  174200 SH         Sole             174200
Pentair Inc                 COM            709631105 10163  263964 SH         Sole             263964
Pepsico Inc                 COM            713448108  8495  240990 SH         Sole             240990
Philip Morris Cos           COM            718154107  2452  106600 SH         Sole             106600
Potash Corp.                COM            737551107  5925  122955 SH         Sole             122955
Prima Energy Corp           COM            741901201  3888  161565 SH         Sole             161565
Ritchie Bros Auctions       COM            767744105   561   20200 SH         Sole              20200
SBC Communications          COM            78387g103  2952   60544 SH         Sole              60544
SITEL Corp                  COM            82980k107  8340 1191500 SH         Sole            1191500
SLM Holding Corp            COM            78442a109 11655  275862 SH         Sole             275862
Sara Lee Corp               COM            803111103  7399  335375 SH         Sole             335375
Snap-On Inc.                COM            833034101  6266  235900 SH         Sole             235900
Sprint Co                   COM            852061100  2767   41100 SH         Sole              41100
Transaction Systems Archit. COM            893416107 10378  370660 SH         Sole             370660
Transcrypt Intl, Inc.       COM            89363a101   660  220100 SH         Sole             220100
Tupperware Corp             COM            899896104   196   11600 SH         Sole              11600
US West Inc                 COM            91273h101  2302   31974 SH         Sole              31974
Union Pacific               COM            907818108  5642  129150 SH         Sole             129150
Union Pacific Resources     COM            907834105  1394  109299 SH         Sole             109299
Viad Corp                   COM            92552r109  2112   75750 SH         Sole              75750
Wells Fargo Corp            COM            949746101   445   11000 SH         Sole              11000
Werner Enterprises          COM            950755108  1354   96313 SH         Sole              96313
Woodhead Inds Com           COM            979438108   204   17550 SH         Sole              17550
Worthington Ind.            COM            981811102  7950  480000 SH         Sole             480000
REPORT SUMMARY               67 DATA RECORDS        309069         0 OTHER MANAGERS ON WHOSE BEHALF REPORT



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